Land Use Rights - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Land Use Rights [Line Items]
Amortization expense	$ 117	$ 108	$ 87
Future amortization expense year one	53
Future amortization expense year two	53
Future amortization expense year three	53
Future amortization expense year four	21
Future amortization expense year five	21
Future amortization expense thereafter	273
Land use rights [Member]
Land Use Rights [Line Items]
Amortization expense	117	108	87
Future amortization expense year one	117
Future amortization expense year two	117
Future amortization expense year three	117
Future amortization expense year four	117
Future amortization expense year five	117
Future amortization expense thereafter	$ 3,759